Basis of preparation and accounting policies	6 Months Ended
Jun. 30, 2023
Disclosure Of Basis Of Preparation And Significant Accounting Policies [Abstract]
Basis of preparation and accounting policies
Note 1: Basis of preparation and accounting policies
These condensed consolidated half-year financial statements as at and for the period to 30 June 2023 have been prepared in accordance with International Accounting Standard 34 (IAS 34), Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) and comprise the results of Lloyds Bank plc (the Bank) together with its subsidiaries (the Group). They do not include all of the information required for full annual financial statements and should be read in conjunction with the Group’s consolidated financial statements as at and for the year ended 31 December 2022 which were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the IASB. Copies of the 2022 Annual Report on Form 20-F are available on the Lloyds Banking Group’s website.
The directors consider that it is appropriate to continue to adopt the going concern basis in preparing these condensed consolidated half-year financial statements. In reaching this assessment, the directors have taken into account the uncertainties affecting the UK economy and their potential effects upon the Group’s performance and projected funding and capital position; the impact of further stress scenarios has also been considered. On this basis, the directors are satisfied that the Group will maintain adequate levels of funding and capital for the foreseeable future.
The Group’s accounting policies are consistent with those applied by the Group in its financial statements for the year ended 31 December 2022 and there have been no changes in the Group’s methods of computation.
Presentational changes
The following changes have been made to the presentation of the Group’s balance sheet:
•items in the course of collection from banks are reported within other assets rather than separately on the face of the balance sheet;
•goodwill and other intangible assets are aggregated on the face of the balance sheet; and
•items in the course of transmission to banks are reported within other liabilities rather than separately on the face of the balance sheet.
There has been no change in the basis of accounting for any of the underlying transactions. Comparatives have been presented on a consistent basis.
Future accounting developments
The IASB has issued a number of minor amendments to IFRSs effective 1 January 2024, including IFRS 16 Lease liability in a sale and leaseback, IAS 1 Non-current liabilities with covenants, and IAS 1 Classification of liabilities as current or non-current. These amendments are not expected to have a significant impact on the Group and, apart from the amendments relating to IFRS 16 Lease liability in a sale and leaseback, have not been endorsed for use in the UK.